Parent Company Only Financial Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 45,620	$ 41,136
Other assets	54,223	55,189
TOTAL ASSETS	2,173,929	2,137,375
LIABILITIES AND SHAREHOLDERS' EQUITY
Subordinated debt	53,610	53,610
Other liabilities	9,009	8,695
Shareholders' equity	165,546	170,077
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,173,929	2,137,375
Parent Company [Member]
ASSETS
Cash	4,067	7,781
Securities purchased under agreement to resell with subsidiary bank, maturing within 30 days	2,922	3,344
Investment in subsidiaries	212,182	212,583
Other assets	13	14
TOTAL ASSETS	219,184	223,722
LIABILITIES AND SHAREHOLDERS' EQUITY
Subordinated debt	53,610	53,610
Other liabilities	28	35
Shareholders' equity	165,546	170,077
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 219,184	$ 223,722